Retirement Benefit and Other Post-retirement Obligations - Summary of Amounts Recognised in Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	£ 55	£ 66	£ 64
Past service cost	1		8
Curtailments	(1)	(3)	(11)
Administration expenses	5	6	6
Total operating expenses	60	69	67
Interest on plan assets	(69)	(94)	(87)
Interest on plan liabilities	63	81	76
Net finance (income)/expense	(6)	(13)	(11)
Net income statement charge	54	56	56
UK Group plan [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	6	6	7
Past service cost	1		8
Curtailments		(2)
Administration expenses	5	6	6
Total operating expenses	12	10	21
Interest on plan assets	(66)	(89)	(82)
Interest on plan liabilities	57	73	68
Net finance (income)/expense	(9)	(16)	(14)
Net income statement charge	3	(6)	7
Defined benefit other [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	2	3	2
Curtailments	(1)
Total operating expenses	1	3	2
Interest on plan assets	(3)	(5)	(5)
Interest on plan liabilities	5	6	6
Net finance (income)/expense	2	1	1
Net income statement charge	3	4	3
Sub-total [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	8	9	9
Past service cost	1		8
Curtailments	(1)	(2)
Administration expenses	5	6	6
Total operating expenses	13	13	23
Interest on plan assets	(69)	(94)	(87)
Interest on plan liabilities	62	79	74
Net finance (income)/expense	(7)	(15)	(13)
Net income statement charge	6	(2)	10
Defined contribution [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	47	57	56
Total operating expenses	47	57	56
Net income statement charge	47	57	56
PRMB [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost			(1)
Curtailments		(1)	(11)
Total operating expenses		(1)	(12)
Interest on plan liabilities	1	2	2
Net finance (income)/expense	1	2	2
Net income statement charge	£ 1	£ 1	£ (10)